Non-controlling interest - Summarized cash flows - (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net changes in non cash working capital items	$ 3,680	$ (2,447)
Net income	39,587	61,903
Net cash used in investing activities	(54,621)	(49,315)
Net cash from/(used in) financing activities	36,162	(14,459)
Effect of foreign exchange rate changes on cash and cash equivalents	20	(175)
Increase (decrease) in cash and cash equivalents	21,148	(2,046)
Cash and cash equivalents, beginning of year	21,832	23,878
Cash and cash equivalents, end of year	42,980	21,832
Corona
Cash flows from operating activities
Cash generated from operating activities	63,887	83,178
Net changes in non cash working capital items	(2,895)	875
Decomissioning liabilities settled	(915)	(1,293)
Income taxes paid	(21,885)	(29,529)
Net income	38,192	53,231
Net cash used in investing activities	(25,882)	(25,243)
Net cash from/(used in) financing activities	4,775	(29,963)
Effect of foreign exchange rate changes on cash and cash equivalents	21	(35)
Increase (decrease) in cash and cash equivalents	17,106	(2,010)
Cash and cash equivalents, beginning of year	17,898	19,908
Cash and cash equivalents, end of year	$ 35,004	$ 17,898